Property and Equipment, Net (Schedule Of Property and Equipment, Net) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 734,000	$ 737,000
Less: accumulated depreciation	727,000	721,000
Property and equipment, net	7,000	16,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	7 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	3 years
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	599,000	602,000
Manufacturing equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	5 years
Manufacturing equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	3 years
Research equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	5 years
Property and equipment, gross	37,000	37,000
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	59,000	59,000
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	4 years
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	3 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	7 years
Property and equipment, gross	$ 39,000	$ 39,000